Intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,756,300
Amortization	195,977	$ 6,633,957	$ 2,192,024
Ending balance	1,705,250	1,756,300
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,717,342	122,006,554
Additions		2,383,550
Impairment		(635,721)
Transfers to assets held for resale		(94,948,759)
Effect of movements in exchange rates	1,811,632	(8,088,282)
Ending balance	22,528,974	20,717,342	122,006,554
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18,961,042	21,141,737
Amortization	195,977	6,633,957
Transfers to assets held for resale		(7,121,157)
Effect of movements in exchange rates	1,666,705	(1,693,495)
Ending balance	20,823,724	18,961,042	21,141,737
Licences
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,756,300
Ending balance	1,705,250	1,756,300
Licences | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,756,300	0
Additions		2,383,550
Impairment		(635,721)
Transfers to assets held for resale		0
Effect of movements in exchange rates	153,580	8,471
Ending balance	1,909,880	1,756,300	0
Licences | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortization	195,977	0
Transfers to assets held for resale		0
Effect of movements in exchange rates	8,653	0
Ending balance	204,630	0	0
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,238,712	25,012,530
Additions		0
Impairment		0
Transfers to assets held for resale		(9,122,874)
Effect of movements in exchange rates	1,245,105	(1,650,944)
Ending balance	15,483,817	14,238,712	25,012,530
Patents | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,238,712	15,321,230
Amortization	0	637,406
Transfers to assets held for resale		(684,216)
Effect of movements in exchange rates	1,245,105	(1,035,708)
Ending balance	15,483,817	14,238,712	15,321,230
Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,013,981	4,296,192
Additions		0
Impairment		0
Transfers to assets held for resale		0
Effect of movements in exchange rates	351,004	(282,211)
Ending balance	4,364,985	4,013,981	4,296,192
Trademarks | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,013,981	4,296,192
Amortization	0	0
Transfers to assets held for resale		0
Effect of movements in exchange rates	351,004	(282,211)
Ending balance	4,364,985	4,013,981	4,296,192
Customer list
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Customer list | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	708,349	7,472,143
Additions		0
Impairment		0
Transfers to assets held for resale		(6,267,525)
Effect of movements in exchange rates	61,943	(496,269)
Ending balance	770,292	708,349	7,472,143
Customer list | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	708,349	814,101
Amortization	0	437,904
Transfers to assets held for resale		(470,064)
Effect of movements in exchange rates	61,943	(73,592)
Ending balance	770,292	708,349	814,101
Approved ANDAs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Approved ANDAs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	1,505,664
Additions		0
Impairment		0
Transfers to assets held for resale		(1,405,541)
Effect of movements in exchange rates	0	(100,123)
Ending balance	0	0	1,505,664
Approved ANDAs | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	12,548
Amortization	0	98,203
Transfers to assets held for resale		(105,416)
Effect of movements in exchange rates	0	(5,335)
Ending balance	0	0	12,548
Acquired in process research and development
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Acquired in process research and development | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	83,720,025
Additions		0
Impairment		0
Transfers to assets held for resale		(78,152,819)
Effect of movements in exchange rates	0	(5,567,206)
Ending balance	0	0	83,720,025
Acquired in process research and development | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	697,666
Amortization	0	5,460,444
Transfers to assets held for resale		(5,861,461)
Effect of movements in exchange rates	0	(296,649)
Ending balance	$ 0	$ 0	$ 697,666